UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21248

Morgan Stanley Allocator Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	January 31, 2006

Date of reporting period:	October 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Allocator Fund

Portfolio of Investments • October 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (88.1%)
	Advertising/Marketing Services (0.1%)
2,833	Interpublic Group of Companies, Inc. (The)*	29,265
1,218	Omnicom Group, Inc.	101,045
		130,310
	Aerospace & Defense (1.5%)
8,102	Boeing Co.	523,713
2,053	General Dynamics Corp.	238,764
1,341	Goodrich Corp.	48,370
1,243	L-3 Communications Holdings, Inc.	96,730
4,475	Lockheed Martin Corp.	271,006
3,723	Northrop Grumman Corp.	199,739
4,631	Raytheon Co.	171,115
1,954	Rockwell Collins, Inc.	89,532
		1,638,969
	Agricultural Commodities/Milling (0.2%)
11,216	Archer-Daniels-Midland Co.	273,334

	Air Freight/Couriers (1.2%)
3,575	FedEx Corp.	328,650
13,050	United Parcel Service, Inc. (Class B)	951,867
		1,280,517
	Airlines (2.2%)
13,709	Alaska Air Group, Inc.*	432,245
26,056	AMR Corp.*	352,017
24,151	Delta Air Lines, Inc.*	15,940
52,452	Flyi Inc.	11,015
28,722	Frontier Airlines, Inc.*	271,423
9,386	JetBlue Airways Corp.*	174,673
36,167	Mesa Air Group, Inc.*	407,964
14,810	SkyWest, Inc.	434,081
20,397	Southwest Airlines Co.	326,556
		2,425,914
	Aluminum (0.1%)
3,881	Alcoa, Inc.	94,269

	Apparel/Footwear (0.6%)
2,220	Cintas Corp.	90,065
4,031	Coach, Inc.*	129,718
1,379	Jones Apparel Group, Inc.	37,619
1,241	Liz Claiborne, Inc.	43,683
2,810	Nike, Inc. (Class B)	236,181
676	Reebok International Ltd.	38,566
1,267	V.F. Corp.	66,201
		642,033
	Apparel/Footwear Retail (0.4%)
7,666	Gap, Inc. (The)	132,468
3,925	Limited Brands, Inc.	78,539
2,538	Nordstrom, Inc.	87,942
4,759	TJX Companies, Inc. (The)	102,461
		401,410
	Auto Parts: O.E.M. (0.1%)
1,632	Eaton Corp.	96,011

	Beverages: Alcoholic (0.4%)
6,682	Anheuser-Busch Companies, Inc.	275,699
728	Brown-Forman Corp. (Class B)	46,112
1,720	Constellation Brands Inc. (Class A)*	40,489
502	Molson Coors Brewing Co. (Class B)	30,973
		393,273
	Beverages: Non-Alcoholic (0.8%)
17,861	Coca-Cola Co. (The)	764,094
2,646	Coca-Cola Enterprises Inc.	50,009
1,219	Pepsi Bottling Group, Inc. (The)	34,656
		848,759
	Biotechnology (1.2%)
9,550	Amgen Inc.*	723,508
2,641	Biogen Idec Inc.*	107,304
1,148	Chiron Corp.*	50,673
1,929	Genzyme Corp.*	139,467
3,441	Gilead Sciences, Inc.*	162,587
1,950	MedImmune, Inc.*	68,211
464	Millipore Corp.*	28,406
		1,280,156
	Broadcasting (0.1%)
3,652	Clear Channel Communications, Inc.	111,094
1,562	Univision Communications, Inc. (Class A)*	40,831
		151,925
	Building Products (0.2%)
2,333	American Standard Companies, Inc.	88,747
4,564	Masco Corp.	130,074
		218,821

	Cable/Satellite TV (0.4%)
14,596	Comcast Corp. (Class A)*	406,207

	Casino/Gaming (0.2%)
1,257	Harrah’s Entertainment, Inc.	76,023
3,702	International Game Technology	98,066
		174,089
	Chemicals: Agricultural (0.1%)
1,241	Monsanto Co.	78,195

	Chemicals: Major Diversified (0.4%)
4,278	Dow Chemical Co. (The)	196,189
4,429	Du Pont (E.I.) de Nemours & Co.	184,645
396	Eastman Chemical Co.	20,893
598	Engelhard Corp.	16,266
557	Hercules Inc.*	6,205
1,065	Rohm & Haas Co.	46,359
		470,557
	Chemicals: Specialty (0.2%)
1,079	Air Products & Chemicals, Inc.	61,762
382	Ashland Inc.	20,441
571	Chemtura Corp.	6,110
1,523	Praxair, Inc.	75,251
340	Sigma-Aldrich Corp.	21,658
		185,222
	Commercial Printing/Forms (0.1%)
698	Deluxe Corp.	23,264
2,838	Donnelley (R.R.) & Sons Co.	99,387
		122,651
	Computer Communications (0.9%)
6,519	Avaya Inc.*	75,099
53,307	Cisco Systems, Inc.*	930,207
1,216	QLogic Corp.*	36,675
		1,041,981
	Computer Peripherals (0.6%)
31,292	EMC Corp.*	436,836
1,660	Lexmark International, Inc. (Class A)*	68,923
4,775	Network Appliance, Inc.*	130,644
		636,403
	Computer Processing Hardware (2.5%)
10,544	Apple Computer, Inc.*	607,229
28,282	Dell, Inc.*	901,630
4,211	Gateway, Inc.*	12,001
35,513	Hewlett-Packard Co.	995,785
2,623	NCR Corp.*	79,267
44,315	Sun Microsystems, Inc.*	177,260
		2,773,172
	Construction Materials (0.1%)
1,764	Vulcan Materials Co.	114,660

	Contract Drilling (0.2%)
787	Nabors Industries, Ltd. (Bermuda)*	54,012
677	Noble Corp. (Cayman Islands)	43,585
567	Rowan Companies, Inc.*	18,705
1,566	Transocean Inc. (Cayman Islands)*	90,029
		206,331
	Data Processing Services (1.0%)
1,454	Affiliated Computer Services, Inc. (Class A)*	78,676
6,341	Automatic Data Processing, Inc.	295,871
2,097	Computer Sciences Corp.*	107,471
1,637	Convergys Corp.*	26,601
8,460	First Data Corp.	342,207
2,128	Fiserv, Inc.*	92,951
4,112	Paychex, Inc.	159,381
		1,103,158
	Department Stores (0.4%)
739	Dillard’s, Inc. (Class A)	15,305
2,668	Federated Department Stores, Inc.	163,735
3,300	Kohl’s Corp.*	158,829
2,648	Penney (J.C.) Co., Inc.	135,578
		473,447
	Discount Stores (1.8%)
1,174	Big Lots, Inc.*	13,583
4,121	Costco Wholesale Corp.	199,292
3,115	Dollar General Corp.	60,556
1,721	Family Dollar Stores, Inc.	38,103
1,026	Sears Holdings Corp.*	123,377
8,937	Target Corp.	497,702
21,467	Wal-Mart Stores, Inc.	1,015,604
		1,948,217
	Drugstore Chains (0.5%)
6,993	CVS Corp.	170,699
8,794	Walgreen Co.	399,511
		570,210
	Electric Utilities (1.0%)
563	Allegheny Energy, Inc.*	15,910
764	Ameren Corp.	40,186
1,500	American Electric Power Co., Inc.	56,940
1,265	CenterPoint Energy, Inc.	16,749

773	Cinergy Corp.	30,843
801	CMS Energy Corp.*	11,943
949	Consolidated Edison, Inc.	43,179
1,268	Dominion Resources, Inc.	96,469
680	DTE Energy Co.	29,376
1,273	Edison International	55,706
831	Entergy Corp.	58,768
2,467	Exelon Corp.	128,358
1,288	FirstEnergy Corp.	61,180
1,530	FPL Group, Inc.	65,882
1,439	PG&E Corp.	52,351
403	Pinnacle West Capital Corp.	16,829
1,482	PPL Corp.	46,446
972	Progress Energy, Inc.	42,369
932	Public Service Enterprise Group, Inc.	58,613
2,776	Southern Co. (The)	97,132
847	TECO Energy, Inc.	14,653
1,569	Xcel Energy, Inc.	28,760
		1,068,642
	Electrical Products (0.4%)
2,164	American Power Conversion Corp.	46,288
1,042	Cooper Industries Ltd. (Class A) (Bermuda)	73,867
4,284	Emerson Electric Co.	297,952
2,007	Molex Inc.	50,797
		468,904
	Electronic Components (0.1%)
2,187	Jabil Circuit, Inc.*	65,282
6,246	Sanmina-SCI Corp.*	22,798
11,178	Solectron Corp.*	39,458
		127,538
	Electronic Equipment/Instruments (0.4%)
4,865	Agilent Technologies, Inc.*	155,729
19,533	JDS Uniphase Corp.*	41,019
1,901	Rockwell Automation, Inc.	101,038
2,071	Scientific-Atlanta, Inc.	73,396
2,794	Symbol Technologies, Inc.	23,190
1,024	Tektronix, Inc.	23,532
1,498	Thermo Electron Corp.*	45,225
		463,129
	Electronic Production Equipment (0.6%)
27,868	Applied Materials, Inc.	456,478
3,341	KLA-Tencor Corp.	154,655
2,458	Novellus Systems, Inc.*	53,732
3,525	Teradyne, Inc.*	47,729
		712,594
	Electronics/Appliance Stores (0.2%)
4,530	Best Buy Co., Inc.	200,498
1,975	Circuit City Stores - Circuit City Group	35,135
1,395	RadioShack Corp.	30,830
		266,463
	Electronics/Appliances (0.1%)
734	Maytag Corp.	12,639
616	Whirlpool Corp.	48,356
		60,995
	Engineering & Construction (0.1%)
1,496	Fluor Corp.	95,146

	Environmental Services (0.2%)
4,466	Allied Waste Industries, Inc.*	36,353
6,402	Waste Management, Inc.	188,923
		225,276
	Finance/Rental/Leasing (0.6%)
1,686	Capital One Financial Corp.	128,726
2,216	CIT Group, Inc.	101,338
8,475	MBNA Corp.	216,706
680	PHH Corp.	19,128
777	Ryder System, Inc.	30,824
2,804	SLM Corp.	155,706
		652,428
	Financial Conglomerates (2.7%)
7,828	American Express Co.	389,600
21,886	Citigroup, Inc.†	1,001,941
28,496	JPMorgan Chase & Co.	1,043,524
3,033	Principal Financial Group, Inc.	150,528
3,604	Prudential Financial, Inc.	262,335
3,088	State Street Corp.	170,550
		3,018,478
	Financial Publishing/Services (0.3%)
1,842	Equifax, Inc.	63,494
2,497	McGraw-Hill Companies, Inc. (The)	122,203
2,877	Moody’s Corp.	153,229
		338,926
	Food Distributors (0.2%)
5,445	SYSCO Corp.	173,750

	Food Retail (0.3%)
3,234	Albertson’s, Inc.	81,206
6,227	Kroger Co.*	123,917
3,899	Safeway Inc.	90,691
1,193	Supervalu, Inc.	37,496
		333,310
	Food: Major Diversified (1.3%)
1,624	Campbell Soup Co.	47,258
4,455	ConAgra Foods Inc.	103,668
3,149	General Mills, Inc.	151,971
2,958	Heinz (H.J.) Co.	105,009
2,204	Kellogg Co.	97,351
14,363	PepsiCo, Inc.	848,566
6,748	Sara Lee Corp.	120,452
		1,474,275
	Food: Meat/Fish/Dairy (0.0%)
2,023	Tyson Foods, Inc. (Class A)	36,009

	Food: Specialty/Candy (0.2%)
1,595	Hershey Foods Corp.	90,644
1,185	McCormick & Co., Inc. (Non-Voting)	35,894
1,546	Wrigley (Wm.) Jr. Co.	107,447
		233,985
	Gas Distributors (0.1%)
632	KeySpan Corp.	21,848
1,061	NiSource, Inc.	25,093
933	Sempra Energy	41,332
		88,273
	Home Building (0.4%)
1,178	Centex Corp.	75,804
2,501	D.R. Horton, Inc.	76,756
14,725	Fleetwood Enterprises, Inc.*	162,711
767	KB Home	50,123
2,184	Pulte Homes, Inc.	82,533
		447,927
	Home Furnishings (0.1%)
1,745	Leggett & Platt, Inc.	34,970
2,534	Newell Rubbermaid, Inc.	58,257
		93,227
	Home Improvement Chains (1.3%)
21,712	Home Depot, Inc. (The)	891,060
7,814	Lowe’s Companies, Inc.	474,857
1,292	Sherwin-Williams Co.	54,975
		1,420,892
	Hospital/Nursing Management (0.3%)
3,820	HCA, Inc.	184,086
2,293	Health Management Associates, Inc. (Class A)	49,093
803	Manor Care, Inc.	29,912
4,354	Tenet Healthcare Corp.*	36,661
		299,752
	Hotels/Resorts/Cruiselines (0.7%)
8,617	Carnival Corp. (Panama)	428,006
4,214	Hilton Hotels Corp.	81,962
2,387	Marriott International, Inc. (Class A)	142,313
2,312	Starwood Hotels & Resorts Worldwide, Inc.	135,090
		787,371
	Household/Personal Care (2.1%)
662	Alberto-Culver Co.	28,737
4,049	Avon Products, Inc.	109,283
1,805	Clorox Co. (The)	97,687
6,179	Colgate-Palmolive Co.	327,240
466	International Flavors & Fragrances, Inc.	15,373
5,666	Kimberly-Clark Corp.	322,055
24,798	Procter & Gamble Co. (The)	1,388,440
		2,288,815
	Industrial Conglomerates (4.0%)
13,271	3M Co.	1,008,331
3,156	Danaher Corp.	164,428
28,612	General Electric Co.	970,233
8,691	Honeywell International, Inc.	297,232
3,541	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	133,814
992	ITT Industries, Inc.	100,787
3,797	Textron, Inc.	273,536
34,122	Tyco International Ltd. (Bermuda)	900,480
10,451	United Technologies Corp.	535,927
		4,384,768
	Industrial Machinery (0.3%)
2,985	Illinois Tool Works Inc.	253,009
1,318	Parker Hannifin Corp.	82,612
		335,621
	Industrial Specialties (0.1%)
1,202	Ecolab Inc.	39,762
808	PPG Industries, Inc.	48,456
		88,218
	Information Technology Services (1.1%)
3,987	Citrix Systems, Inc.*	109,922
5,620	Electronic Data Systems Corp.	131,002
12,090	International Business Machines Corp.	989,929
3,896	Unisys Corp.*	19,909
		1,250,762

	Insurance Brokers/Services (0.2%)
2,316	AON Corp.	78,397
3,677	Marsh & McLennan Companies, Inc.	107,185
		185,582
	Integrated Oil (2.2%)
610	Amerada Hess Corp.	76,311
14,443	Chevron Corp.	824,262
8,914	ConocoPhillips	582,797
15,757	Exxon Mobil Corp.	884,598
281	Murphy Oil Corp.	13,165
		2,381,133
	Internet Software/Services (0.6%)
11,428	Siebel Systems, Inc.	118,280
15,085	Yahoo!, Inc.*	557,692
		675,972
	Investment Banks/Brokers (2.2%)
1,581	Ameriprise Financial Inc.	58,845
1,426	Bear Stearns Companies, Inc. (The)	150,871
4,887	E*TRADE Group, Inc.*	90,654
6,031	Goldman Sachs Group Inc. (The)	762,137
3,165	Lehman Brothers Holdings Inc.	378,756
11,919	Merrill Lynch & Co., Inc.	771,636
16,509	Schwab (Charles) Corp. (The)	250,937
		2,463,836
	Investment Managers (0.4%)
1,021	Federated Investors, Inc. (Class B)	35,745
2,341	Franklin Resources, Inc.	206,874
2,246	Janus Capital Group, Inc.	39,417
3,947	Mellon Financial Corp.	125,080
1,250	Price (T.) Rowe Group, Inc.	81,900
		489,016
	Investment Trusts/Mutual Funds (5.5%)
98,788	iShares MSCI Japan Index Fund	1,196,323
34,950	iShares S&P MidCap 400 Index Fund	2,438,112
43,821	iShares S&P Smallcap 600 Index fund	2,439,953
		6,074,388
	Life/Health Insurance (0.6%)
3,463	AFLAC, Inc.	165,462
992	Jefferson-Pilot Corp.	54,441
1,277	Lincoln National Corp.	64,629
5,061	MetLife, Inc.	250,064
759	Torchmark Corp.	40,098
2,172	UnumProvident Corp.	44,070
		618,764
	Major Banks (3.1%)
23,071	Bank of America Corp.	1,009,126
7,240	Bank of New York Co., Inc. (The)	226,540
3,848	BB&T Corp.	162,924
1,255	Comerica, Inc.	72,514
1,728	Huntington Bancshares, Inc.	40,193
2,930	KeyCorp	94,463
4,230	National City Corp.	136,333
1,997	PNC Financial Services Group	121,238
3,267	Regions Financial Corp.	106,341
2,394	SunTrust Banks, Inc.	173,517
11,113	Wachovia Corp.	561,429
11,885	Wells Fargo & Co.	715,477
		3,420,095
	Major Telecommunications (2.6%)
2,695	ALLTEL Corp.	166,713
7,121	AT&T Corp.	140,853
16,319	BellSouth Corp.	424,620
29,447	SBC Communications, Inc.	702,311
25,788	Sprint Nextel Corp.	601,118
24,705	Verizon Communications Inc.	778,455
		2,814,070
	Managed Health Care (1.6%)
2,647	Aetna, Inc.	234,418
4,134	Caremark Rx, Inc.*	216,622
1,193	CIGNA Corp.	138,233
1,505	Humana, Inc.*	66,807
11,538	UnitedHealth Group Inc.	667,935
5,568	WellPoint Inc.*	415,818
		1,739,833
	Media Conglomerates (1.3%)
13,443	Disney (Walt) Co. (The)	327,606
16,398	News Corp Inc. (Class A)	233,672
31,279	Time Warner, Inc.	557,705
10,588	Viacom Inc. (Class B) (Non-Voting)	327,910
		1,446,893
	Medical Distributors (0.4%)
980	AmerisourceBergen Corp.	74,745
3,903	Cardinal Health, Inc.	243,977
2,690	McKesson Corp.	122,207
		440,929

	Medical Specialties (2.0%)
1,557	Applera Corp. - Applied Biosystems Group	37,788
978	Bard (C.R.), Inc.	61,008
498	Bausch & Lomb, Inc.	36,947
5,657	Baxter International, Inc.	216,267
2,301	Becton, Dickinson & Co.	116,776
2,342	Biomet, Inc.	81,572
6,833	Boston Scientific Corp.*	171,645
1,117	Fisher Scientific International, Inc.*	63,110
2,961	Guidant Corp.	186,543
1,470	Hospira, Inc.*	58,580
11,022	Medtronic, Inc.	624,507
1,440	Pall Corp.	37,670
1,206	PerkinElmer, Inc.	26,616
3,301	St. Jude Medical, Inc.*	158,679
3,398	Stryker Corp.	139,556
1,092	Waters Corp.*	39,530
2,251	Zimmer Holdings, Inc.*	143,546
		2,200,340
	Miscellaneous Commercial Services (0.0%)
1,506	Sabre Holdings Corp. (Class A)	29,412

	Miscellaneous Manufacturing (0.1%)
2,231	Dover Corp.	86,964

	Multi-Line Insurance (1.2%)
16,147	American International Group, Inc.	1,046,326
2,048	Hartford Financial Services Group, Inc. (The)	163,328
1,115	Loews Corp.	103,673
930	Safeco Corp.	51,801
		1,365,128
	Office Equipment/Supplies (0.2%)
314	ACCO Brands Corp.	7,633
1,355	Avery Dennison Corp.	76,761
2,556	Pitney Bowes, Inc.	107,556
		191,950
	Oil & Gas Pipelines (0.2%)
4,311	El Paso Corp.	51,128
794	Kinder Morgan, Inc.	72,175
3,831	Williams Companies, Inc. (The)	85,431
		208,734
	Oil & Gas Production (1.0%)
1,519	Anadarko Petroleum Corp.	137,788
2,102	Apache Corp.	134,171
2,469	Burlington Resources, Inc.	178,311
3,025	Devon Energy Corp.	182,649
1,566	EOG Resources, Inc.	106,143
1,315	Kerr-McGee Corp.	111,828
2,547	Occidental Petroleum Corp.	200,907
2,309	XTO Energy Inc.	100,349
		1,152,146
	Oil Refining/Marketing (0.4%)
2,347	Marathon Oil Corp.	141,196
929	Sunoco, Inc.	69,211
1,715	Valero Energy Corp.	180,487
		390,894
	Oilfield Services/Equipment (0.5%)
1,631	Baker Hughes Inc.	89,640
1,624	BJ Services Co.	56,434
2,381	Halliburton Co.	140,717
858	National Oilwell, Inc.*	53,599
2,781	Schlumberger Ltd. (Netherlands Antilles)	252,431
		592,821
	Other Consumer Services (0.6%)
11,085	Cendant Corp.	193,101
12,292	eBay, Inc.*	486,763
		679,864
	Other Consumer Specialties (0.1%)
1,312	Fortune Brands, Inc.	99,673

	Other Metals/Minerals (0.1%)
456	Phelps Dodge Corp.	54,934

	Packaged Software (3.7%)
11,289	Adobe Systems, Inc.	364,070
5,267	Autodesk, Inc.	237,700
5,189	BMC Software, Inc.*	101,653
12,919	Computer Associates International, Inc.	361,344
9,229	Compuware Corp.*	74,663
4,372	Intuit Inc.*	200,806
2,031	Mercury Interactive Corp.*	70,658
37,020	Microsoft Corp.	951,414
8,997	Novell, Inc.*	68,557
73,025	Oracle Corp.*	925,957
6,537	Parametric Technology Corp.*	42,556
27,752	Symantec Corp.*	661,885
		4,061,263
	Personnel Services (0.1%)
1,601	Monster Worldwide, Inc.*	52,529
2,343	Robert Half International, Inc.	86,410
		138,939

	Pharmaceuticals: Generic Drugs (0.1%)
2,312	Mylan Laboratories, Inc.	44,414
1,170	Watson Pharmaceuticals, Inc.*	40,435
		84,849
	Pharmaceuticals: Major (4.6%)
16,140	Abbott Laboratories	694,827
20,498	Bristol-Myers Squibb Co.	433,943
15,231	Johnson & Johnson	953,765
11,609	Lilly (Eli) & Co.	578,012
23,060	Merck & Co., Inc.	650,753
37,399	Pfizer, Inc.	813,054
15,409	Schering-Plough Corp.	313,419
14,037	Wyeth	625,489
		5,063,262
	Pharmaceuticals: Other (0.3%)
1,357	Allergan, Inc.	121,180
3,512	Forest Laboratories, Inc.*	133,140
2,537	King Pharmaceuticals, Inc.*	39,146
		293,466
	Precious Metals (1.1%)
6,210	Agnico-Eagle Mines Ltd. (Canada)	84,829
2,113	Anglo Gold Ltd. (ADR)	82,618
3,158	Barrick Gold Corp. (Canada)	79,740
846	Freeport-McMoRan Copper & Gold, Inc. (Class B)	41,809
4,157	Glamis Gold Ltd. (Canada)*	88,212
6,612	Gold Fields Ltd. (ADR) (South Africa)	87,278
4,566	Goldcorp Inc. (Canada)	91,137
8,981	Harmony Gold Mining Copy Ltd.*	93,851
12,121	Kinross Gold Corp*	84,605
4,189	Meridian Gold Inc. (Canada)*	78,669
3,867	Newmont Mining Corp.	164,734
5,285	Pan American Silver Corp.*	83,979
5,470	Placer Dome Inc. (Canada)	109,127
		1,170,588
	Property - Casualty Insurers (0.9%)
2,023	ACE Ltd. (Cayman Islands)	105,398
4,613	Allstate Corp. (The)	243,520
1,347	Chubb Corp. (The)	125,231
1,215	Cincinnati Financial Corp.	51,698
1,373	Progressive Corp. (The)	159,007
4,652	St. Paul Travelers Companies, Inc. (The)	209,480
1,022	XL Capital Ltd. (Class A) (Cayman Islands)	65,469
		959,803
	Publishing: Books/Magazines (0.0%)
284	Meredith Corp.	14,172

	Publishing: Newspapers (0.2%)
399	Dow Jones & Co., Inc.	13,530
1,628	Gannett Co., Inc.	102,010
466	Knight-Ridder, Inc.	24,875
974	New York Times Co. (The) (Class A)	26,532
1,785	Tribune Co.	56,245
		223,192
	Railroads (0.7%)
4,334	Burlington Northern Santa Fe Corp.	268,968
2,558	CSX Corp.	117,182
4,607	Norfolk Southern Corp.	185,201
3,002	Union Pacific Corp.	207,678
		779,029
	Real Estate Investment Trusts (0.6%)
877	Apartment Investment & Management Co. (Class A)	33,677
1,830	Archstone-Smith Trust	74,243
3,675	Equity Office Properties Trust	113,190
2,585	Equity Residential	101,461
1,693	Plum Creek Timber Co., Inc.	65,858
1,718	ProLogis	73,874
1,982	Simon Property Group, Inc.	141,951
		604,254
	Recreational Products (0.6%)
6,897	Electronic Arts, Inc.*	392,301
12,125	Monaco Coach Corp.*	148,774
5,090	Thor Industries, Inc.	166,087
		707,162
	Regional Banks (1.0%)
2,627	AmSouth Bancorporation	66,279
923	Compass Bancshares, Inc.	45,005
3,673	Fifth Third Bancorp	147,544
924	First Horizon National Corp.	35,740
728	M&T Bank Corp.	78,318
1,584	Marshall & Ilsley Corp.	68,049
3,468	North Fork Bancorporation, Inc.	87,879
2,060	Northern Trust Corp.	110,416
2,315	Synovus Financial Corp.	63,593
12,912	U.S. Bancorp	381,937
667	Zions Bancorporation	49,004
		1,133,764

	Restaurants (0.9%)
1,774	Darden Restaurants, Inc.	57,513
13,569	McDonald’s Corp.	428,780
8,519	Starbucks Corp.*	240,917
1,281	Wendy’s International, Inc.	59,848
3,115	Yum! Brands, Inc.	158,460
		945,518
	Semiconductors (3.2%)
6,740	Advanced Micro Devices, Inc.*	156,502
6,285	Altera Corp.*	104,645
6,276	Analog Devices, Inc.	218,279
5,691	Applied Micro Circuits Corp.*	13,886
4,963	Broadcom Corp. (Class A)*	210,729
6,696	Freescale Semiconductor Inc. (Class B)*	159,900
39,421	Intel Corp.	926,394
5,168	Linear Technology Corp.	171,629
6,917	LSI Logic Corp.*	56,097
5,597	Maxim Integrated Products, Inc.	194,104
10,587	Micron Technology, Inc.*	137,525
5,904	National Semiconductor Corp.	133,608
2,957	NVIDIA Corp.*	99,207
3,206	PMC - Sierra, Inc.*	22,763
28,343	Texas Instruments Inc.	809,193
5,947	Xilinx, Inc.	142,431
		3,556,892
	Services to the Health Industry (0.4%)
1,359	Express Scripts, Inc.*	102,482
2,107	IMS Health Inc.	48,946
1,252	Laboratory Corp. of America Holdings*	60,409
2,748	Medco Health Solutions Inc.*	155,262
1,694	Quest Diagnostics Inc.	79,127
		446,226
	Specialty Insurance (0.1%)
790	Ambac Financial Group, Inc.	56,003
987	MBIA Inc.	57,483
		113,486
	Specialty Stores (0.5%)
2,305	AutoNation, Inc.*	45,823
678	AutoZone, Inc.*	54,850
2,984	Bed Bath & Beyond Inc.*	120,912
3,221	Office Depot, Inc.*	88,674
729	OfficeMax Inc.	20,426
7,425	Staples, Inc.	168,770
1,483	Tiffany & Co.	58,430
		557,885
	Specialty Telecommunications (0.1%)
1,300	CenturyTel, Inc.	42,549
3,337	Citizens Communications Co.	40,845
17,848	Qwest Communications International, Inc.*	77,817
		161,211
	Steel (0.1%)
476	Allegheny Technologies Inc.	13,666
754	Nucor Corp.	45,127
564	United States Steel Corp.	20,603
		79,396
	Telecommunication Equipment (2.1%)
1,535	ADC Telecommunications, Inc.*	26,786
2,157	Andrew Corp.*	22,907
7,894	CIENA Corp.*	18,709
2,731	Comverse Technology, Inc.*	68,548
18,608	Corning, Inc.*	373,835
58,121	Lucent Technologies Inc.*	165,645
31,925	Motorola, Inc.	707,458
21,316	QUALCOMM Inc.	847,524
6,174	Tellabs, Inc.*	59,023
		2,290,435
	Tobacco (1.3%)
12,960	Altria Group, Inc.	972,648
2,950	Reynolds American, Inc.	250,750
5,672	UST, Inc.	234,764
		1,458,162
	Tools/Hardware (0.1%)
737	Black & Decker Corp.	60,530
532	Snap-On, Inc.	19,163
693	Stanley Works (The)	33,215
		112,908
	Trucks/Construction/Farm Machinery (0.6%)
7,010	Caterpillar Inc.	368,656
508	Cummins Inc.	43,368
2,518	Deere & Co.	152,792
811	Navistar International Corp.*	22,319
1,777	PACCAR, Inc.	124,426
		711,561
	Total Common Stocks (Cost $89,467,920)	96,886,469

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (1.6%)
	Advertising/Marketing Services (0.0%)
$20	Interpublic Group of Companies, Inc. (The)	5.40%		11/15/09	18,725
10	WPP Finance (UK) Corp. - 144A** (United Kingdom)	5.875		06/15/14	10,229
					28,954
	Aerospace & Defense (0.1%)
15	Northrop Grumman Corp.	4.079		11/16/06	14,884
34	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664		09/15/13	36,301
					51,185
	Air Freight/Couriers (0.0%)
10	Fedex Corp.	7.25		02/15/11	10,918

	Apparel/Footwear Retail (0.0%)
10	Limited Brands, Inc.	6.95		03/01/33	9,491

	Auto Parts: O.E.M. (0.0%)
10	Lear Corp. (Series B)	8.11		05/15/09	9,407

	Beverages: Alcoholic (0.0%)
20	FBG Finance Ltd.- 144A** (Australia)	5.125		06/15/15	19,352

	Cable/Satellite TV (0.1%)
20	Comcast Cable Communications Inc.	6.75		01/30/11	21,148
10	Cox Communications, Inc. - 144A**	4.625		01/15/10	9,659
25	Echostar DBS Corp.	6.375		10/01/11	24,438
					55,245
	Chemicals: Major Diversified (0.0%)
15	ICI Wilmington Inc.	4.375		12/01/08	14,672

	Containers/Packaging (0.0%)
25	Sealed Air Corp. - 144A**	5.625		07/15/13	24,451

	Department Stores (0.0%)
15	Penny (JC) Co., Inc.	7.40		04/01/37	15,862

	Electric Utilities (0.2%)
20	Arizona Public Service Co.	5.80		06/30/14	20,499
25	Cincinnati Gas & Electric Co.	5.70		09/15/12	25,475
10	Consolidated Natural Gas Co.	5.00		12/01/14	9,699
15	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	15,760
5	Detroit Edison Co. (The)	6.125		10/01/10	5,211
10	Entergy Gulf States, Inc.	3.60		06/01/08	9,599
10	Entergy Gulf States, Inc.	4.27	††	12/01/09	9,827
10	Exelon Corp.	6.75		05/01/11	10,584
20	Monongahela Power Co.	5.00		10/01/06	20,006
10	Pacific Gas & Electric Co.	4.80		03/01/14	9,644
5	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	4,859
30	PSEG Energy Holdings Inc.	8.625		02/15/08	31,275
15	Wisconsin Electric Power Co.	3.50		12/01/07	14,612
					187,050
	Electronics/Appliances (0.0%)
10	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	9,759

	Finance/Rental/Leasing (0.1%)
20	CIT Group, Inc.	3.65		11/23/07	19,531
20	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	19,168
15	Hertz Corp.	7.625		06/01/12	15,000
25	MBNA Corp.	4.16	††	05/05/08	25,229
25	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	24,275
15	Residential Capital Corp. - 144A**	6.375		06/30/10	15,251
15	SLM Corp.	4.00		01/15/10	14,459
					132,913
	Financial Conglomerates (0.1%)
30	Citigroup Inc.	5.625		08/27/12	30,845
45	General Electric Capital Corp.	5.45		01/15/13	45,881
10	General Motors Acceptance Corp.	6.875		09/15/11	9,708
65	J.P. Morgan Chase & Co.	6.625		03/15/12	69,757
					156,191
	Food Retail (0.0%)
15	Kroger Co.	7.50		04/01/31	15,893
10	Safeway Inc.	7.25		02/01/31	10,311
					26,204
	Gas Distributors (0.1%)
20	NiSource Finance Corp.	4.39	††	11/23/09	20,081
25	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294		03/15/14	28,922
10	Sempra Energy	4.621		05/17/07	9,950
					58,953
	Home Furnishings (0.0%)
10	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	10,976

	Hospital/Nursing Management (0.0%)
30	HCA, Inc.	6.30		10/01/12	29,673
10	HCA, Inc.	7.875		02/01/11	10,675
					40,348

	Hotels/Resorts/Cruiselines (0.0%)
25	Hyatt Equities LLC - 144A**	6.875		06/15/07	25,389
10	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	10,288
					35,677
	Household/Personal Care (0.0%)
25	Clorox Co. (The) - 144A**	3.98	††	12/14/07	25,045

	Insurance Brokers/Services (0.1%)
100	Farmers Exchange Capital - 144A**	7.05		07/15/28	101,342
30	Marsh & McLennan Companies, Inc.	5.375		07/15/14	28,770
					130,112

	Major Telecommunications (0.1%)
20	AT&T Corp.	9.75		11/15/31	24,450
15	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	18,655
15	France Telecom S.A. (France)	8.50		03/01/31	19,659
10	Sprint Capital Corp.	8.75		03/15/32	12,973
25	Telecom Italia Capital SpA - 144A* (Luxembourg)	4.00		01/15/10	23,787
					99,524
	Managed Health Care (0.1%)
25	Health Net, Inc.	9.875		04/15/11	29,119
10	WellPoint Inc. - 144A**	3.75		12/14/07	9,769
10	WellPoint Inc. - 144A**	4.25		12/15/09	9,707
					48,595
	Media Conglomerates (0.0%)
10	News America Inc.	7.28		06/30/28	10,737

	Medical Distributors (0.0%)
10	AmerisourceBergen Corp. - 144A**	5.63		09/15/12	9,675

	Motor Vehicles (0.1%)
10	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	11,770
55	General Motors Corp.	8.375		07/15/33	41,044
					52,814
	Multi-Line Insurance (0.1%)
35	AIG Sun America Global Finance VI - 144A**	6.30		05/10/11	37,091
15	American General Finance Corp. (Series MTNI)	4.625		05/15/09	14,785
10	AXA Financial Inc.	6.50		04/01/08	10,383
					62,259
	Other Metals/Minerals (0.0%)
15	Brascan Corp. (Canada)	7.125		06/15/12	16,480

	Property - Casualty Insurers (0.1%)
10	Platinum Underwriters Finance Holdings, Ltd. - 144A**	6.37		11/16/07	10,048
15	Platinum Underwriters Finance Holdings, Ltd. - 144A**	7.50		06/01/17	14,732
20	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	19,951
25	XLLIAC Global Funding - 144A**	4.80		08/10/10	24,606
					69,337
	Publishing: Newspapers (0.0%)
15	Knight Ridder, Inc.	5.75		09/01/17	14,335

	Pulp & Paper (0.1%)
40	Abitibi-Consolidated Inc. (Canada)	8.85		08/01/30	33,600
30	Bowater Canada Finance (Canada)	7.95		11/15/11	28,800
10	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	9,929
					72,329
	Railroads (0.1%)
13	Burlington North Santa Fe Railway Co.	4.575		01/15/21	12,651
15	Norfolk Southern Corp.	7.35		05/15/07	15,533
5	Union Pacific Corp.	6.625		02/01/08	5,181
15	Union Pacific Corp.	6.65		01/15/11	16,000
					49,365
	Real Estate Investment Trusts (0.0%)
35	EOP Operating L.P.	4.75		03/15/14	33,104

	Regional Banks (0.0%)
30	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	29,346

	Savings Banks (0.1%)
45	Household Finance Corp.	8.00		07/15/10	50,285
23	Washington Mutual Inc.	8.25		04/01/10	25,667
					75,952
	Trucks/Construction/Farm Machinery (0.0%)
45	Caterpillar Financial Services Corp. (Series MTNF)	3.89	††	08/20/07	45,094

	Wireless Telecommunications (0.0%)
5	AT&T Wireless Services, Inc.	8.75		03/01/31	6,540

	Total Corporate Bonds (Cost $1,774,360)				1,748,251

	U.S. Government & Agencies Obligations (6.3%)
	Federal Home Loan Mortgage Corp.
375		5.00		***	369,961

12	Federal Home Loan Mortgage Corp.Gold	5.50		01/01/14	11,682
200		5.50		***	201,313

	Federal National Mortgage Assoc.
250		4.50		***	241,563
250		6.00		***	252,188
872		6.50		11/01/34	895,271
550		7.00		***	575,094

	U.S. Treasury Bonds
1,000		6.125		08/15/29	1,185,626
85		6.375		08/15/27	102,634

	U.S. Treasury Notes
400		3.50		11/15/06	396,656
2,300		5.623		05/15/08	2,367,473

	U.S. Treasury Strips
400		0.00		02/15/25	156,933
375		0.00		02/15/27	134,637

	Total U.S. Government & Agencies Obligations (Cost $6,999,777)				6,891,031

	Convertible Bonds (2.6%)
	Airlines (0.3%)
350	Continental Airlines Inc.	5.00		06/15/23	293,125

	Electronic Equipment/Instruments (0.2%)
300	JDS Uniphase Corp.	0.00		11/15/10	249,750

	Financial Conglomerates (1.0%)
1,000	American Express Co. - 144A**	1.85	#	12/01/33	1,058,750

	Food: Major Diversified (0.2%)
300	General Mills Inc.	0.00		10/28/22	215,250

	Hotels/Resorts/Cruiselines (0.2%)
200	Starwood Hotels & Resorts Worldwide, Inc.	3.50		05/16/23	240,750

	Internet Retail (0.3%)
300	Amazon.com, Inc.	4.75		02/01/09	288,750

	Oilfield Services/Equipment (0.2%)
200	Schlumberger Ltd.(Netherlands Antilles)	2.125		06/01/23	252,000

	Pharmaceuticals: Generic Drugs (0.3%)
250	Ivax Corp.	1.50		03/01/24	294,688

	Total Convertible Bonds (Cost $2,837,756)				2,893,063

	Asset-Backed Securities (0.8%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	4.08	††	12/15/09	150,332
15	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44		02/15/07	14,518
100	Capital Auto Receivables Asset Trust 2003-3 A3B	3.85	††	01/15/08	100,129
100	GE Capital Credit Card Master Note Trust 2004-1 A	4.02		06/15/10	100,131
100	GE Capital Credit Card Master Note Trust 2004-2 A	3.81	††	09/15/10	100,142
100	GE Dealer Floorplan Master Note Trust 2004-1 A	4.05		07/20/08	100,063
15	New Century Home Equity Loan Trust 2004-A AI11	2.60	††	08/25/34	15,021
27	Residential Asset Securities Corp. 2004-KSB AI1	3.99	††	10/25/22	27,233
26	SLM Student Loan Trust 2004-6 A2	2.74	††	01/25/13	26,174
90	SLM Student Loan Trust 2004-9 A2	2.72	††	10/25/12	90,211
25	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	24,679
20	USAA Auto Owner Trust 2004-2 A2	2.41		02/15/07	20,449
34	Wachovia Auto Owner Trust 2004-B A2	2.40		05/21/07	34,156
30	World Omni Auto Receivables Trust 2004-A A2	2.58		07/12/07	30,425

	Total Asset-Backed Securities (Cost $833,804)				833,663

NUMBER OF
SHARES		VALUE
	Convertible Preferred Stock (0.2%)
	Life/Health Insurance (0.2%)
8,800	MetLife, Inc. (Series B) $1.5938 (Cost $227,920)	240,680

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Foreign Government Obligation (0.1%)
$70	United Mexican States (Mexico) (Series MTN)
	(Cost $78,732)	8.375%	01/14/11	79,800

	Collateralized Mortgage Obligation (0.0%)
50	Washington Mutual Bank (Cost $50,000)	4.421	12/25/45	50,000

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (1.0%)
	U.S. Government Obligation (a) (0.0%)
$50	U.S. Treasury Bills †(Cost $49,665)	3.35	01/12/06	49,665

	Repurchase Agreement (1.0%)
1,053	Joint repurchase agreement account (dated 10/31/05; proceeds $1,053,117) (b) (Cost $1,053,000)	4.005	11/01/05	1,053,000

	Total Short-Term Investments (Cost $1,102,665)			1,102,665

	Total Investments (Cost $103,372,934) (c) (d)		100.7%	110,725,622

	Liabilities in Excess of Other Assets		(0.7)	(802,357)

	Net Assets		100.0%	$109,923,265

*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.

†	All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $14,850.
††	Rate shown is the rate in effect at October 31, 2005.
#	Currently a 1.85% coupon rate; will convert to 0% on December 1, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $15,579,904 in connection with open futures contracts and securities purchased on a forward commitment basis.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $12,137,302 and the aggregate gross unrealized depreciation is $4,784,614, resulting in net unrealized appreciation of $7,352,688.

See Notes to Financial Statements

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s/Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005